Business Combination - Narrative (Details) $ / shares in Units, $ in Thousands		3 Months Ended		12 Months Ended
	Dec. 02, 2020 USD ($) triggeringEvent $ / shares shares	Mar. 31, 2021 USD ($) shares	Mar. 31, 2020 USD ($) shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 03, 2020 $ / shares shares	Dec. 31, 2018 shares
Business Acquisition [Line Items]
Common stock, shares issued (in shares)						323,936,240
Common stock, shares outstanding (in shares)						323,936,240
Granted (in shares)		0		12,904,692	5,002,390
Estimated fair value of the potential earn-out shares | $	$ 587,700
Increase in cash from business combination | $				$ 380,601	$ 0
Warrant liabilities | $		$ 51,753		343,400	1,122
Change in fair value of warrant liabilities | $		$ 46,649	$ 309	268,266	$ 256
Level 3 | Price Volatility
Business Acquisition [Line Items]
Earn out shares, measurement input	0.585
Level 3 | Expected Term
Business Acquisition [Line Items]
Earn out shares, measurement input	5.5
Private And Public Warrants
Business Acquisition [Line Items]
Warrant liabilities | $				343,400
Change in fair value of warrant liabilities | $				$ 241,000
Gores Metropoulos
Business Acquisition [Line Items]
Aggregate number of Class A and Class B Common Stock shares entitled to stockholders (in shares)	25,818,744
Number of triggering events | triggeringEvent	6
Exchange ratio (in dollars per share) | $ / shares	$ 13.63094
Increase in cash from business combination | $	$ 380,600
Transaction costs | $	$ 17,200
Stock redeemed (in shares)	18,651
Stock redeemed, redemption price (in dollars per share) | $ / shares	$ 10.16
Gores Metropoulos | Private And Public Warrants
Business Acquisition [Line Items]
Liability recorded related to warrants from business combination | $	$ 102,400
Class A Common Stock
Business Acquisition [Line Items]
Common stock, shares issued (in shares)		234,575,992		218,818,037	139,635,890	218,818,037
Common stock, shares outstanding (in shares)		234,575,992		218,818,037	134,677,419	218,818,037
Common stock, par value (in dollars per share) | $ / shares				$ 0.0001	$ 0.0001	$ 0.0001
Granted (in shares)	16,224,474
Conversion of warrants into securities (in shares)	4,089,280
Class A Common Stock | Minimum
Business Acquisition [Line Items]
Threshold stock price trigger (in dollars per share) | $ / shares	$ 13.00
Class A Common Stock | Maximum
Business Acquisition [Line Items]
Threshold stock price trigger (in dollars per share) | $ / shares	$ 28.00
Class A Common Stock | Common Stock
Business Acquisition [Line Items]
Common stock, shares outstanding (in shares)		234,575,992	139,635,890	218,818,037	139,635,890		134,337,450
Shares issued to acquiree shareholders (in shares)				49,981,349
Class A Common Stock | Gores Metropoulos | Common Stock
Business Acquisition [Line Items]
Shares issued to acquiree shareholders (in shares)	49,981,349
Class B Common Stock
Business Acquisition [Line Items]
Common stock, shares issued (in shares)		105,118,203		105,118,203	0	105,118,203
Common stock, shares outstanding (in shares)		105,118,203		105,118,203	0	105,118,203
Common stock, par value (in dollars per share) | $ / shares				$ 0.0001	$ 0.0001	$ 0.0001
Class B Common Stock | Common Stock
Business Acquisition [Line Items]
Common stock, shares outstanding (in shares)		105,118,203	0	105,118,203	0		0